Other Current Assets	9 Months Ended
Sep. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets	OTHER CURRENT ASSETS

(in thousands of $)	September 30, 2022	December 31, 2021
Investment in listed equity securities (1)	543,204	450,225
TTF swap collateral (2)	27,570	6,940
Prepaid expenses	3,326	2,745
Gas derivative instrument (note 20)	—	79,578
MTM asset on TTF linked commodity swap (note 20)	5,423	1,753
Interest receivable from interest rate swaps	5,700	—
Other receivables (3)	12,551	2,558
Other current assets	597,774	543,799
(1) “Investment in listed equity securities” relates to our 12.4 million NFE Shares (December 31, 2021: 18.6 million NFE Shares). The balance as at December 31, 2021 includes a $0.6 million dividend receivable (September 30, 2022: $nil) which is presented in the income statement line-item “Other non-operating income/(losses)”.

(2) “TTF swap collateral” relates to the cash amount required by the swap counterparty, held at measurement date, which is reactive to the daily fluctuations of the market value of the financial instrument.
(3) Other receivables is mainly comprised of $7.8 million receivable from Snam in relation to the Golar Arctic conversion